Expense Example {- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2010 Portfolio	Jul. 13, 2021 USD ($)
VIP Freedom 2010 Portfolio-Initial VIP
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	567
VIP Freedom 2010 Portfolio-Service VIP
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	689
VIP Freedom 2010 Portfolio-Service 2 VIP
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871